(7) Geographic Information: Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area (Details) (USD $)	3 Months Ended		9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Revenue, Net	$ 2,685,214	$ 2,999,706	$ 13,081,610	$ 10,116,610
UnitedStatesOfAmericaMember
Revenue, Net	1,887,630	1,812,588	5,427,973	5,674,412
LatinAmericanCountiresMember
Revenue, Net		283,045	5,252,960	2,167,938
CaribbeanCountriesAndCommonwealthMember
Revenue, Net	778,450	891,335	2,348,245	2,241,591
OtherForeignCountriesMember
Revenue, Net	$ 19,134	$ 12,738	$ 52,432	$ 32,669